Earnings Per Share (Potential Dilutive Securities) (Details)	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Feb. 22, 2019 shares
Earnings per share [line items]
Stock Options (shares)	0	137,000
Potential Dilutive Securities
Earnings per share [line items]
Stock Options (shares)	15,977,001	15,665,078
Fair value estimate of the CVRs [Member]
Earnings per share [line items]
Number of shares outstanding	313,883,990	313,883,990
Fair value estimate of the CVRs [Member] | Tahoe Resources, Inc [member]
Earnings per share [line items]
Number of shares issued (shares)	15,600,034		15,600,208
Fair value estimate of the CVRs [Member] | Tahoe Resources, Inc [member] | Potential Dilutive Securities
Earnings per share [line items]
Number of shares issued (shares)	15,600,034	15,600,034